Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expenses and impairment loss	¥ 157,258	¥ 157,954	¥ 93,030